Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000009559 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Real Estate Portfolio
Average Annual Return, Percent		7.97%	0.97%	3.89%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.40%	15.50%
Wilshire U S Real Estate Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent		14.27%	5.17%	5.81%